Debt (Tables)	12 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Summary of Short-Term Debt	Short-term debt at September 30 consisted of:

(Millions of dollars)	2014	2013
Loans Payable
Domestic	$200	$200
Foreign	3	7

	$203	$207

Summary of Long-Term Debt

Long-Term Debt at September 30 consisted of:

(Millions of dollars)	2014	2013
1.75% Notes due November 8, 2016	$499	$498
4.90% Notes due April 15, 2018	202	203
5.00% Notes due May 15, 2019	497	496
3.25% Notes due November 12, 2020	697	696
3.125% Notes due November 8, 2021	997	993
7.00% Debentures due August 1, 2027	168	168
6.70% Debentures due August 1, 2028	167	167
6.00% Notes due May 15, 2039	246	246
5.00% Notes due November 12, 2040	296	296

	$3,768	$3,763

Summary of Interest Costs and Payments

A summary of interest costs and payments for the years ended September 30 is as follows:

(Millions of dollars)	2014	2013	2012
Charged to operations	$135	$138	$135
Capitalized	32	33	34

Total interest costs	$167	$171	$169

Interest paid, net of amounts capitalized	$135	$143	$119